CONVERTIBLE DEBENTURES AND NOTES (Details Narrative) - USD ($)					1 Months Ended				12 Months Ended
	Mar. 06, 2020	Dec. 13, 2018	Jul. 03, 2018	Sep. 12, 2017	Nov. 25, 2020	Oct. 23, 2020	Jul. 16, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Debt issued									$ 1,310,000	$ 331,000
Principal amount of senior convertible debentures									2,705,000
Stated value of the preferred shares									0	0
Derivative liability									6,800,000	1,800,000
Debt discount									488,000	$ 281,000
Convertible promissory notes [Member]
Principal amount		$ 25,000
Proceeds from debt		$ 25,000
Maturity date		Jun. 30, 2019
Bear interest rate		10.00%
Lowest trade price		75.00%
Extended Maturity [Member]
Maturity date								Jun. 30, 2021
Extended Maturity [Member] | Convertible promissory notes [Member]
Maturity date		Jun. 30, 2021
October 2019 Debentures [Member]
Debt issued									$ 96,000
Sabby Volatility Warrant Master Fund, Ltd. [Member]
Maturity date									Nov. 20, 2020
Debt issued									$ 26,235
Accounts payable									$ 26,235
Sabby Volatility Warrant Master Fund, Ltd. [Member] | Extended Maturity [Member]
Maturity date									Jun. 30, 2021
Exchange Agreement [Member] | Investors [Member]
Principal amount of senior convertible debentures				$ 2,500,000
Series B 0% Convertible Preferred Stock [Member]
Preferred shares exchanged				890
Stated value of the preferred shares				$ 900,000
Series A 0% Convertible Preferred Stock [Member]
Preferred shares exchanged				1,615
Stated value of the preferred shares				$ 1,600,000
October 2020 Debentures [Member]
Cash received						$ 500,000
Principal amount						$ 600,000
Maturity date						Oct. 23, 2021
Cancellation amount						$ 100,000
Conversion price, description						Conversion price equal to the lesser of (i) $0.33 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion.
Percentage of outstanding debentures						67.00%
Beneficial ownership limitation percentage						9.99%
Derivative liability									$ 619,627
Debt discount									600,000
Interest expense									19,627
Amortization of debt discount									112,500
March 2020 Debentures [Member]
Principal amount	$ 250,000
Maturity date	Jun. 30, 2021
Conversion price, description	Debentures have a conversion price equal to the lesser of (i) $0.33 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion.
Percentage of outstanding debentures	67.00%
Beneficial ownership limitation percentage	9.99%
Debt discount									167,080
Interest expense									$ 167,080
Securities purchase agreement [Member]
Cash received			$ 500,000
Principal amount			515,000
Cancellation amount			$ 15,000
Conversion price, description							Debentures have a conversion price equal to the lesser of (i) $0.33 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion.
Percentage of outstanding debentures							67.00%
Beneficial ownership limitation percentage							9.99%
Mature date description							On July 16, 2019, we entered into securities purchase agreements with certain institutional investors. Pursuant to the securities purchase agreement, we issued an aggregate of $154,000 of senior convertible debentures (the “July 2019 Debentures”) in exchange for the extension of the maturity date of our December 2018 convertible notes and certain of our July 2018 and September 2017 convertible debentures, and the waiver of certain default provisions of our July 2018 and September 2017 convertible debentures. We charged $154,000 to finance cost at the date of issuance.
Finance cost charge							$ 154,000
Exchange Agreement [Member]
Cash received				250,000
Principal amount				320,000
Cancellation amount				70,000
Debt penalties				$ 24,551
Exchange Agreement [Member] | Extended Maturity [Member]
Maturity date				Jun. 30, 2021
Agreement [Member]
Lowest trade price					85.00%
Principal amount of senior convertible debentures					$ 2,400,000